Accounts Receivable, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision for discounts and doubtful accounts
As at January 1,	$ 48.5	$ 47.9	$ 41.7
Provision charged to operations	424.2	338.2	306.8
Provision utilization	(416.9)	(337.6)	(300.6)
As at December 31,	55.8	48.5	$ 47.9
Accounts receivable, net	1,201.2	1,035.1
Accounts receivable related to royalty income	$ 79.0	$ 59.0